UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.6%
	Shares	Value
CONSUMER DISCRETIONARY — 10.2%
Johnson Controls	93,500	$2,970,495
McDonald’s	30,650	3,035,883
Walt Disney	76,500	2,975,850

		8,982,228

CONSUMER STAPLES — 14.3%
Coca-Cola	25,471	1,720,057
CVS Caremark	78,500	3,277,375
PepsiCo	43,000	2,823,810
Procter & Gamble	37,500	2,364,000
Wal-Mart Stores	40,500	2,485,080

		12,670,322

ENERGY — 13.4%
Apache	25,000	2,472,000
Chevron	31,400	3,236,712
ConocoPhillips	31,500	2,148,615
Exxon Mobil	47,902	4,011,313

		11,868,640

FINANCIAL SERVICES — 15.9%
BlackRock, Cl A	14,900	2,711,800
JPMorgan Chase	72,500	2,704,250
MetLife	62,200	2,197,526
NYSE Euronext	107,100	2,844,576
Wells Fargo	124,630	3,640,442

		14,098,594

HEALTH CARE — 11.9%
Abbott Laboratories	45,000	2,436,750
Becton Dickinson	31,500	2,469,915
Johnson & Johnson	40,800	2,689,128
Novartis ADR	53,900	2,930,004

		10,525,797

INDUSTRIAL — 10.8%
Caterpillar	22,000	2,400,640
Eaton	45,700	2,240,671
Union Pacific	18,000	2,057,580
United Technologies	36,000	2,820,600

		9,519,491

INFORMATION SERVICES — 15.8%
Accenture, Cl A	49,000	2,809,660
Intel	82,800	2,187,576
International Business Machines	15,000	2,889,000
Microsoft	92,900	2,743,337
QUALCOMM	56,000	3,293,920

		13,923,493

MATERIALS — 6.3%
Air Products & Chemicals	26,000	2,288,780
EI du Pont de Nemours	64,000	3,256,960

		5,545,740

TOTAL COMMON STOCK
(Cost $78,004,728)		87,134,305

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.050% (A)
(Cost $1,352,208)	1,352,208	1,352,208

TOTAL INVESTMENTS — 100.1%
(Cost $79,356,936)†		$88,486,513

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JANUARY 31, 2012 (Unaudited)

Percentages are based on Net Assets of $88,416,060.

(A)	The rate reported is the 7-day effective yield as of January 31, 2012.
ADR	American Depositary Receipt
Cl	Class

As of January 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For the quarter ended January 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2012, there were no level 3 investments.

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $79,356,936, and the unrealized appreciation and depreciation were $11,089,721 and $(1,960,144), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HIM-QH-001-1700

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012